UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Spetmeber 30, 2001

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 919 Conestoga Road
	   Building 3
         Bryn Mawr, PA  19010

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Bryn Mawr, PA		October 23, 2001
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:   $82,905
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     3496 60325.000SH       SOLE                20250.000         40075.000
Anadarko Petroleum Corp.       COM              032511107      412 8575.000 SH       SOLE                 1100.000          7475.000
Applera Corp. - Applied Biosys COM              038020103     3830 156964.000SH      SOLE                52162.000        104802.000
Applera Corp. - Celera Genomic COM              038020202      802 33290.000SH       SOLE                11670.000         21620.000
BB & T Corp.                   COM              054937107      250 6854.000 SH       SOLE                                   6854.000
Bellsouth Corp.                COM              079860102      236 5678.000 SH       SOLE                                   5678.000
Burnham Pacific Properties     COM              12232c108      331 66250.000SH       SOLE                26250.000         40000.000
C and D Technologies Inc.      COM              124661109     1893 102900.000SH      SOLE                41475.000         61425.000
CVS Corporation                COM              126650100     3642 109690.000SH      SOLE                46625.000         63065.000
Chesapeake Energy Corp.        COM              165167107     2594 459100.000SH      SOLE               191975.000        267125.000
Convergys Corp.                COM              212485106     4591 165445.000SH      SOLE                68875.000         96570.000
Crown America Realty Tr.       COM              228186102     1538 216625.000SH      SOLE                49950.000        166675.000
Crown Pacific Partners Ltd.    COM              228439105      521 80150.000SH       SOLE                22500.000         57650.000
Enron Corp.                    COM              293561106     3432 126055.000SH      SOLE                52745.000         73310.000
Enterprise Products Partners L COM              293792107      719 15525.000SH       SOLE                  650.000         14875.000
Equity Inns Inc.               COM              294703103      518 72025.000SH       SOLE                27000.000         45025.000
Equity Office Properties       COM              294741103     2853 89165.998SH       SOLE                23174.000         65991.999
Equity Residential Pptys.      COM              29476L107     1482 25383.000SH       SOLE                11437.000         13946.000
Exxon Mobil Corp.              COM              30231g102      219 5561.999 SH       SOLE                                   5561.999
Fairchild Corp. A              COM              303698104       42 12300.000SH       SOLE                                  12300.000
Federal National Mortgage Assn COM              313586109      462 5775.000 SH       SOLE                 4500.000          1275.000
Federal Rlty. Inv. Tr.         COM              313747206      341 15500.000SH       SOLE                 6600.000          8900.000
General Electric Co.           COM              369604103     1379 37064.000SH       SOLE                12650.000         24414.000
Glimcher Realty Trust          COM              379302102      580 35850.000SH       SOLE                17475.000         18375.000
Harris Corp.                   COM              413875105     1944 61096.000SH       SOLE                27631.000         33465.000
Immunex Corp.                  COM              452528102     1674 89775.000SH       SOLE                36225.000         53550.000
Int'l Business Machines        COM              459200101      203 2194.000 SH       SOLE                                   2194.000
Istar Financial Inc.           COM              45031u101      580 23465.000SH       SOLE                 8650.000         14815.000
J. P. Morgan Chase & Co.       COM              46625h100      454 13297.000SH       SOLE                 9251.000          4046.000
Johnson & Johnson              COM              478160104     1165 21032.000SH       SOLE                 8050.000         12982.000
Kinder Morgan Energy Partners  COM              494550106     2606 75300.000SH       SOLE                29150.000         46150.000
Mattel, Inc.                   COM              577081102     2365 151050.000SH      SOLE                65375.000         85675.000
Microsoft Corp.                COM              594918104      325 6354.000 SH       SOLE                  850.000          5504.000
Mylan Labs Inc.                COM              628530107      292 8950.000 SH       SOLE                 7100.000          1850.000
Patriot Bank Corp.             COM              70335p103      130 12700.000SH       SOLE                 5600.000          7100.000
Penn Virginia Corp.            COM              707882106      643 22845.000SH       SOLE                14925.000          7920.000
Peoples Bk Bridgeport, CT      COM              710198102      796 35871.000SH       SOLE                14975.000         20896.000
Pfizer, Inc.                   COM              717081103    10636 265241.000SH      SOLE               114747.000        150494.000
Range Resources Corp.          COM              75281a109      115 24175.000SH       SOLE                 9200.000         14975.000
Reckson Assoc. Realty CL. B    COM              75621k304      214 8375.000 SH       SOLE                 1000.000          7375.000
Resource America Inc.          COM              761195205      428 47837.000SH       SOLE                 8769.000         39068.000
Shire Pharmaceuticals ADR      COM              82481r106      980 24328.001SH       SOLE                 6722.000         17606.001
Sovereign Bancorp, Inc.        COM              845905108     4042 425441.000SH      SOLE               178400.000        247041.000
Symantec                       COM              871503108     1948 56190.000SH       SOLE                19700.000         36490.000
Unisys Corp.                   COM              909214108     3014 348000.000SH      SOLE               148750.000        199250.000
United Dominion Realty Tr., In COM              910197102      169 11825.000SH       SOLE                 1462.000         10363.000
Verizon Communications         COM              92343v104     4021 74306.000SH       SOLE                28463.000         45843.000
Washington Mutual              COM              939322103     7997 207832.000SH      SOLE                85154.000        122678.000